Lease (Tables)	6 Months Ended
Mar. 31, 2020
Lease
Summary of supplemental balance sheet information related to operating leases

As of
March 31,
2020
(Unaudited)
Operating lease right-of-use assets	$314,200
Operating lease right-of-use assets – accumulated amortization	(14,105)
Operating lease right-of-use assets – net	$300,095

Operating lease liabilities, current	$55,491
Operating lease liabilities, non-current	258,864
Total operating lease liabilities	$314,355

Summary of maturities of operating lease liabilities

As of
March 31,
Twelve months ending March 31,	2020
2021	$56,892
2022	37,928
2023	37,928
2024	37,928
2025	37,928
2026	37,928
2027	37,928
2028	37,928
2029	37,928
2030	18,961
Total future minimum lease payments	379,277
Less: Imputed interest	(64,922)
Total	$314,355